Subsequent events (Details) - AUD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Subsequent events
Proposed dividend	$ 2,527	$ 2,241	$ 2,201
Maximum value of shares authorized for buy back	$ 1,500
Proposed dividend
Subsequent events
Final dividend per share	$ 0.72
Proposed dividend	$ 2,527